Delaware Tax-Free USA Fund
Delaware Tax-Free USA Fund

DELAWARE GROUP® TAX-FREE FUND

Delaware Tax-Free USA Fund
(each, a “Fund” and collectively, the “Funds”)

Supplement to the Funds’ Class A, Class B, Class C, and Institutional Class
Statutory Prospectus dated December 28, 2012

The following replaces the information in the section entitled, “Fund summaries - Delaware Tax-Free USA Fund - What are the Fund’s fees and expenses?”.

What are the Fund’s fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund’s prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Tax-Free USA Fund	Class A	Class B		Class C	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	none
[1]	If you redeem Class B shares during the first year after you bought them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Tax-Free USA Fund		Class A	Class B	Class C	Institutional Class
Management fees		0.54%	0.54%	0.54%	0.54%
Distribution and service (12b-1) fees		0.24%	1.00%	1.00%	none
Other expenses		0.15%	0.15%	0.15%	0.15%
Total annual fund operating expenses		0.93%	1.69%	1.69%	0.69%
Fee waivers and expense reimbursements	[1]	(0.13%)	(0.88%)	(0.13%)	(0.13%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.80%	0.81%	1.56%	0.56%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.56% of the Fund's average daily net assets from December 28, 2012 through December 27, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class B shares' 12b-1 fee to no more than 0.25% of average daily net assets from May 1, 2013 through April 30, 2014. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund. Additionally, the Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Tax-Free USA Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	528	721	929	1,530
Class B	483	672	985	1,721
Class C	259	520	906	1,987
Institutional Class	57	208	371	846

(if not redeemed)
Expense Example, No Redemption Delaware Tax-Free USA Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	83	447	835	1,721
Class C	159	520	906	1,987

Investments in the Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated November 1, 2013.

Delaware Tax-Free USA Intermediate Fund
Delaware Tax-Free USA Intermediate Fund

DELAWARE GROUP® TAX-FREE FUND

Delaware Tax-Free USA Intermediate Fund
(each, a “Fund” and collectively, the “Funds”)

Supplement to the Funds’ Class A, Class B, Class C, and Institutional Class
Statutory Prospectus dated December 28, 2012

The following replaces the information in the section entitled, “Fund summaries - Delaware Tax-Free USA Intermediate Fund - What are the Fund’s fees and expenses?”.

What are the Fund’s fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund’s prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Tax-Free USA Intermediate Fund	Class A	Class B		Class C	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.75%	none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	2.00%	[1]	1.00%	none
[1]	If you redeem Class B shares during the first year after you bought them, you will pay a contingent deferred sales charge (CDSC) of 2.00%, which declines to 1.00% during the second and third years, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Tax-Free USA Intermediate Fund		Class A	Class B	Class C	Institutional Class
Management fees		0.49%	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	none
Other expenses		0.18%	0.18%	0.18%	0.18%
Total annual fund operating expenses		0.92%	1.67%	1.67%	0.67%
Fee waivers and expense reimbursements	[1]	(0.17%)	(0.92%)	(0.07%)	(0.07%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.75%	0.75%	1.60%	0.60%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.60% of the Fund's average daily net assets from December 28, 2012 through December 27, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class B shares' 12b-1 fee to no more than 0.15% of average daily net assets from March 1, 2013 through February 28, 2014. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Tax-Free USA Intermediate Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	349	544	754	1,360
Class B	277	536	821	1,426
Class C	263	520	901	1,970
Institutional Class	61	207	366	828

(if not redeemed)
Expense Example, No Redemption Delaware Tax-Free USA Intermediate Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	77	436	821	1,426
Class C	163	520	901	1,970

Investments in the Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated November 1, 2013.